Dear Schwab Select Annuity(R)Investor:


We are pleased to provide you with the semi-annual reports for the portfolios available through the Schwab Select Annuity. Inside you'll find individual semi-annual reports prepared by the investment companies that manage them.*


As you continue to invest to achieve your financial goals, we hope you'll find the enclosed reports useful. If you have any questions, please don't hesitate to call one of our licensed annuity representatives at 1-800-838-0650 (New York residents, call 1-800-838-0649) Monday through Friday 6:00 a.m. to 4:30 p.m.


Thank you for your continued trust.


Sincerely,
Charles R. Schwab Insurance Services




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* When you invest in the Schwab Select Annuity, you do not invest directly in the annuity portfolios. You invest in sub-accounts of a separate account of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity. Please read the prospectus carefully before investing.
The Schwab Select Annuity (Form #J434) a flexible premium deferred variable annuity distributed by Charles Schwab & Co., Inc. is issued by Great-West Life & Annuity Insurance Company. In New York State, the Schwab Select Annuity (Form #J434NY) is issued by First Great-West Life & Annuity Insurance Company, 125 Wolf Road, Albany, NY 12205.
(C)2002 Charles Schwab & Co., Inc. (0802-10097)



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            FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                    Variable Annuity-1 Series Account
                         Annual Report Form N-30D
                     File Nos. 333-25289, 811-08183



The information required to be contained in this report for the period ending June 30, 2002 includes the attached letter to contract holders and the following previously filed annual reports for the underlying funds of the above referenced Registrant which incorporated herein by reference:

Alger American Growth Portfolio
File No. 811-05550
Form N-30D
Filed via EDGAR and accepted on August 22, 2002
Accession No. 0000930413-02-002633

American Century Variable Portfolios, Inc.
File No. 811-05188
Form N-30D
Filed via EDGAR and accepted on August 28, 2002
Accession No. 0000814680-02-000014

Baron Capital Asset Fund: Insurance Shares
File No. 811-08505
Form N-30D
Filed via EDGAR and accepted on August 23, 2002
Accession No. 0001050084-02-000015

Berger IPT-Small Company Growth Fund
File No. 811-07367
Form N-30D
Filed via EDGAR and accepted on August 22, 2002
Accession No. 0001035704-02-000453

Dreyfus Variable Investment Fund
File No. 811-05125
Form N-30D
Filed via EDGAR and accepted on August 28, 2002
Accession No. 0000813383-02-000017

Federated Insurance Series:
Fund for U.S. Government Securities II, American Leaders Fund II, and Utility Fund II.
File No. 811-08042
Form N-30D
Filed via EDGAR and accepted on August 29, 2002
Accession No. 0001056288-02-000522

INVESCO Variable Investment Funds, Inc.
File No. 811-08038
Form N-30D
Filed via EDGAR and accepted on August 27, 2002
Accession No. 0000912744-02-000011

Janus Aspen Series
File No. 811-07736
Form N-30D
Filed via EDGAR and accepted on August 27, 2002
Accession No. 0001012709-02-001187

Montgomery Funds III: Montgomery Variable Series-Growth Fund
File No. 811-08782
Form N-30D
Filed via EDGAR and accepted on August 28, 2002
Accession No. 0001145443-02-000418

The Prudential Series Fund, Inc.
File No. 811-03623
Form N-30D
Filed via EDGAR and accepted on August 26, 2002
Accession No. 0000950109-02-004520

SAFECO Resource Series Trust
File No. 811-04717
Form N-30D
Filed via EDGAR and accepted on August 27, 2002
Accession No. 0000912057-02-033639

Schwab Annuity Portfolios
File No. 811-08314
Form N-30D
Filed via EDGAR and accepted on August 26, 2002
Accession No. 0000950149-02-001820

Scudder Variable Life Investment Fund
File No. 811-04257
Form N-30D
Filed via EDGAR and accepted on August 12, 2002
Accession No. 0000088053-02-000826

Scudder Variable Insurance Trust: Small Cap Index Fund
File No. 811-07507
Form N-30D
Filed via EDGAR and accepted on August 22, 2002
Accession No. 0000935069-02-000817

Scudder Variable Insurance Trust: EAFE Equity Index Fund
File No. 811-07507
Form N-30D
Filed via EDGAR and accepted on August 22, 2002
Accession No. 0000935069-02-000815

Strong Variable Insurance Funds, Inc.
File No. 811-06553
Form N-30D
Filed via EDGAR and accepted on August 28, 2002
Accession No. 0000940180-02-001573

Van Kampen Universal Institutional Funds U.S. Real Estate Portfolio File No. 811-07607
Form N-30D
Filed via EDGAR and accepted on August 28, 2002
Accession No. 0001098992-02-000071